PROVISIONS AND CONTINGENT LIABILITIES - Provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ 439,095	$ 401,111
Reclassification to liabilities related to investments in subsidiaries held for sale	(39,451)	1,440
Additions recognized in the period	178,027	215,282
Provisions used during the period	(19,754)	(43,309)
Provisions reversed during the period	(160,617)	(149,821)
Translation adjustment	(14,645)	14,392
Ending balance	382,655	439,095
New provisions, other provisions	15,355
Increase in existing provisions, other provisions	4,915
Judicial proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	45,485	50,812
Reclassification to liabilities related to investments in subsidiaries held for sale	(4,232)	1,440
Additions recognized in the period	24,484	36,347
Provisions used during the period	(6,968)	(33,333)
Provisions reversed during the period	(8,813)	(11,362)
Translation adjustment	(1,086)	1,581
Ending balance	48,870	45,485
Administrative proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	83,468	92,380
Additions recognized in the period	15,139	1,038
Provisions used during the period	(8,890)	(9,976)
Provisions reversed during the period	(834)
Translation adjustment		26
Ending balance	88,883	83,468
Amount recognized related to administrative litigation		15,655
Financial guarantees
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	4,493	2,238
Reclassification to liabilities related to investments in subsidiaries held for sale	(383)
Additions recognized in the period	7,854	2,599
Provisions reversed during the period	(2,222)	(407)
Translation adjustment	(71)	63
Ending balance	9,671	4,493
Loan commitments
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	296,929	252,381
Reclassification to liabilities related to investments in subsidiaries held for sale	(34,836)
Additions recognized in the period	125,193	169,878
Provisions reversed during the period	(145,967)	(138,052)
Translation adjustment	(13,488)	12,722
Ending balance	227,831	296,929
Onerous contracts
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	8,720	3,300
Additions recognized in the period	5,357	5,420
Provisions used during the period	(3,896)
Provisions reversed during the period	(2,781)
Ending balance	$ 7,400	$ 8,720